Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0000932787
Registrant Name	STMicroelectronics N.V.
Form Type	F-3ASR
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A